Consolidated Statements of Changes in Equity shares in Thousands, Unit_Standard_pure_AvEqZTfZ1k67vlYiTk3ZUw in Thousands, $ in Thousands	Common shares USD ($) shares	Reserves USD ($)	Share based payments reserve USD ($)	Warrants reserve USD ($)	Accumulated Other Comprehensive Income USD ($)	Retained earnings (deficit) USD ($)	USD ($)
Equity at beginning of period at Dec. 31, 2020	$ 217,948	$ 29,881	$ 8,486	$ 21,395	$ 3,002	$ (90,250)	$ 160,581
Shares at beginning of period at Dec. 31, 2020 | shares	229,286
Shares issued pursuant to a financing	$ 34,442						34,442
Shares issued pursuant to a financing (in shares) | shares	9,085
Share issued for property payments	$ 150						150
Share issued for property payments (in shares) | shares	33
Share issuance costs	$ (1,000)						(1,000)
Warrants exercised	$ 16,419	(2,140)		(2,140)			14,279
Warrants exercised (in shares) | shares	8,060
Options exercised	$ 752	(277)	(277)				475
Options exercised (in shares)	687
RSUs redeemed	$ 487	(487)	(487)
RSUs redeemed (in shares) | shares	449
Share based payments		2,329	2,329				2,329
Income (loss) for the year						(26,278)	(26,278)
Other comprehensive income					(561)		(561)
Equity at end of period at Dec. 31, 2021	$ 269,198	29,306	10,051	19,255	2,441	(116,528)	184,417
Shares at end of period at Dec. 31, 2021 | shares	247,600
Shares issued pursuant to a financing	$ 149,363						149,363
Shares issued pursuant to a financing (in shares) | shares	43,689
Share issuance costs	$ (261)						(261)
Replacement options issued		1,647	1,647				1,647
RSUs settled in cash	(1,320)	(403)	(403)				(1,723)
RSUs reclassified to cash settled		(310)	(310)				(310)
DSUs redeemed	$ 165	(165)	(165)
DSUs redeemed (in shares) | shares	112
DSUs settled in cash	$ (167)	(159)	(159)				(326)
Warrants exercised	$ 21,334	(5,143)		(5,143)			16,191
Warrants exercised (in shares) | shares	10,697
Options exercised	$ 6,866	(3,033)	(3,033)				3,833
Options exercised (in shares)	3,675
RSUs redeemed	$ 138	(138)	(138)
RSUs redeemed (in shares) | shares	36
Share based payments		2,407	2,407				2,407
Income (loss) for the year						45,770	45,770
Other comprehensive income					(4,024)		(4,024)
Equity at end of period at Dec. 31, 2022	$ 445,316	$ 24,009	$ 9,897	$ 14,112	$ (1,583)	$ (70,758)	$ 396,984
Shares at end of period at Dec. 31, 2022 | shares	305,809